TAX EXPENSE	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Disclosure of income tax [text block]

12   TAX EXPENSE

a Analysis of tax expense for the year

	2019 £m	2018[1] £m	2017[1] £m
UK corporation tax:
Current tax on profit for the year	(1,279)	(1,108)	(1,029)
Adjustments in respect of prior years	98	(10)	119
	(1,181)	(1,118)	(910)
Foreign tax:
Current tax on profit for the year	(58)	(24)	(40)
Adjustments in respect of prior years	4	–	11
	(54)	(24)	(29)
Current tax expense	(1,235)	(1,142)	(939)

Deferred tax (note 30):
Current year	(110)	(234)	(511)
Adjustments in respect of prior years	58	(1)	(78)
	(52)	(235)	(589)
Tax expense	(1,287)	(1,377)	(1,528)

1	Restated, see note 1.

b Factors affecting the tax expense for the year

The UK corporation tax rate for the year was 19.0 per cent (2018: 19.0 per cent; 2017: 19.25 per cent). An explanation of the relationship between tax expense and accounting profit is set out below:

	2019 £m	2018[1] £m	2017[1] £m
Profit before tax from continuing operations	4,123	4,280	5,035
UK corporation tax thereon	(783)	(813)	(969)
Impact of surcharge on banking profits	(377)	(388)	(430)
Remeasurement of deferred tax due to rate changes	(25)	18	(21)
Non-deductible costs: conduct charges	(283)	(189)	(287)
Other non-deductible costs	(77)	(74)	(50)
Non-taxable income	36	25	28
Tax relief on coupons on other equity instruments	53	52	52
Tax-exempt gains on disposals	25	11	109
Losses not recognised	(7)	(9)	–
Differences in overseas tax rates	(9)	1	(11)
Adjustments in respect of prior years	160	(11)	52
Tax effect of share of results of joint ventures	–	–	(1)
Tax expense on profit from continuing operations	(1,287)	(1,377)	(1,528)

1	Restated, see note 1.